Net Income /(Loss) per Share (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Potential ordinary shares issuable upon exercise or settlement of share-based awards [Member] | Ordinary Shares [Member]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Line Items]
Anti-dilutive potential common shares	140,405	292,622	263,497